Statutory Reserve - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2013
Statutory Accounting Practices [Line Items]
Percentage allocation of profits to general reserves	10.00%
Registered capital	50.00%
Accrued for general reserve	$ 530	$ 1,029	$ 524
Percentage allocation of profits to development fund	25.00%
Group transfers to the statutory reserves	$ 23,742	22,145	22,470
Development fund [Member]
Statutory Accounting Practices [Line Items]
Appropriations to reserves	$ 23,212	$ 21,116	$ 21,946